Non-controlling interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-controlling interests
33.	Non-controlling interests
As at 31 December 2019 and 2018, material
non-controlling
interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.85% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived from the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2019 and 2018, in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows
:

	Ambev		Budweiser APAC
Million US dollar	2019	2018 restated	2019	2018 1
Summarized balance sheet information
Current assets	6 853	6 537	2 108	2 680
Non-current assets	18 389	18 165	13 200	13 182
Current liabilities	6 205	6 506	4 493	4 468
Non-current liabilities	3 517	3 368	931	1 222
Equity attributable to equity holders	15 203	14 516	9 836	10 153
Non-controlling interests	317	311	48	19

	Ambev			Budweiser APAC
Million US dollar	2019	2018 restated	2017 restated	2019	2018 1	2017 1
Summarized income statement and other comprehensive income information
Revenue	13 347	13 819	14 961	6 546	6 740	6 099
Net income	3 093	3 122	2 422	908	959	572
Attributable to:
Equity holders	2 989	3 025	2 260	898	958	574
Non-controlling interests	104	97	162	10	1	(2)
Net income	3 093	3 122	2 422	908	959	572
Other comprehensive income	(193)	629	809	(229)	(500)	926
Total comprehensive income	2 900	3 751	3 231	679	459	1 498
Attributable to:
Equity holders	2 801	3 620	3 060	665	458	1 500
Non-controlling interests	99	130	171	14	1	(2)
Summarized cash flow information
Cash flow from operating activities	4 664	5 089	5 754	1 338	1 684	1 331
Cash flow from investing activities	(1 228)	(1 011)	(960)	(693)	(472)	(532)
Cash flow from financing activities	(3 117)	(3 799)	(4 190)	(1 358)	(1 237)	(187)
Net increase/(decrease) in cash and cash equivalents	319	279	605	(713)	(25)	612
Dividends paid by Ambev to
non-controlling
interests (i.e. to entities outside the AB InBev Group) amounted to 0.7 billion US dollar, 0.8 billion US dollar and 1.1 billion US dollar for 2019, 2018 and 2017, respectively.
Other
non-controlling
interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda, and Zambia), as well as non-controlling
interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.

1
2018
a
nd 2017

reflect the combined financial information that presents the historical financial information of the business of the Asia Pacific region of AB InBev, excluding Australia, and includes the assets, liabilities, revenue, expenses and cash flows attributable to all entities in the region, which are primarily in China, South Korea, India, Vietnam and Japan.